Income Taxes Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes Expenses
Schedule of income (loss) before income taxes

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
PRC	(1,557,411)	(983,763)	181,485
HK	1,720,901	4,417,801	(1,405,910)
US	(651,647)	(2,950,451)	(307,432)
Cayman	(2,086,947)	(411,022)	1,456,529
Total	(2,575,104)	72,565	(75,328)

Schedule of group's deferred tax assets

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	28,450,558	29,352,277	30,577,279
Accrued expenses	255,809	515,210	109,816
Advertising fees	16,846,785	16,187,234	16,179,063
Deferred subsidies and revenue	62,009	289,263	289,712
Provision for doubtful accounts	347,903	478,170	566,200
Depreciation difference of property, plant and equipment	514,635	504,667	494,698
Impairment loss	155,953	153,436	153,546
Total deferred tax assets	46,633,652	47,480,257	48,370,314
Valuation allowance on deferred tax assets	(46,633,652)	(47,480,257)	(48,370,314)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	40,330,804	46,633,652	47,480,257
Movement	6,305,253	1,233,292	1,123,504
Tax loss carry forwards expired	(2,405)	(386,687)	(233,447)
Balance at the end of the year	46,633,652	47,480,257	48,370,314

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2023	2024
Statutory income tax rate	25%	25%
Valuation allowance	(96)%	2,508%
Additional tax deduction	47%	(1,099)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(12)%	(1,401)%
Non-Deductible expense	36%	(21)%
Effective tax rate	—	12%

	For the years ended December 31,
	2025
	US$	%
Income tax expense at PRC statutory rate	(18,832)	25%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdiction	(364,132)	484%
Hong Kong
Statutory tax rate difference between PRC and other jurisdiction	(7,070)	9%
Non-taxable income	(126,572)	168%
USA
Statutory tax rate difference between PRC and other jurisdiction	5,187	(7)%
Valuation allowance	846,506	(1,124)%
Additional tax deduction	(679,494)	902%
Non-Deductible expense	347,258	(461)%
Income tax expense	2,851	(4)%